NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Allowance for Doubtful Accounts	$ 2,200	$ 4,780
Write-offs against Allowance	$ 2,295